INCOME TAX - INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current	$ 10,000	$ 11,000	$ 3,000
Total Income Tax Expense	10,000	11,000	$ 3,000
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
Current	340,490	1,120,521
Deferred	(1,012,325)	(153,773)
Change in valuation allowance	1,012,325	153,773
Total Income Tax Expense	$ 340,490	$ 1,120,521